Financial Highlights (Details) - Going Concern Basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Highlights [Line Items]
Units (in shares)		18,328,956
Net Assets	$ 82,708,058	$ 82,993,691	$ 95,579,179	$ 93,006,006
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 27,261,000	$ 26,084,000	$ 26,840,000	$ 22,193,000	$ 20,179,000
Units
Financial Highlights [Line Items]
Units (in shares)	17,954,000	18,329,000	19,068,000	20,021,000	20,711,000
Units | Minimum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 2.73	$ 2.75	$ 3.20	$ 3.15	$ 3.07
Units | Maximum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 3.27	$ 3.29	$ 3.81	$ 3.73	$ 3.61
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 55,447,000	$ 56,909,000	$ 68,739,000	$ 70,813,000	$ 71,067,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	0.40%	2.30%	2.74%	3.06%	3.10%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.15%	0.60%	0.60%	0.60%	0.60%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	0.30%	1.20%	1.20%	1.20%	1.20%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	(0.63%)	(14.19%)	1.55%	2.65%	3.66%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	(0.49%)	(13.69%)	2.16%	3.27%	4.28%